Offerings	Nov. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value CHF 0.006 per share ("Class A Ordinary Shares") issuable pursuant to share options outstanding under the vVARDIS Holding AG 2024 Share Option Plan (the "2024 Option Plan")
Amount Registered | shares	163,010
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 1,630.10
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.14
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Class A Ordinary Shares that become issuable under the 2024 Option Plan by reason of any share dividend, share split, recapitalization or other similar transaction affecting the Class A Ordinary Shares.

Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the weighted-average exercise price of the share options outstanding under the 2024 Option Plan, based on an exchange rate on November 12, 2026 of CHF 1=USD 1.20 as published in the Wall Street Journal on November 12, 2026.

Rounded up to the nearest cent.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable pursuant to share options outstanding under the vVARDIS Holding AG 2025 Share Option Plan (the "2025 Option Plan")
Amount Registered | shares	22,497
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 224.97
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.02
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional Class A Ordinary Shares that become issuable under the 2025 Option Plan by reason of any share dividend, share split, recapitalization or other similar transaction affecting the Class A Ordinary Shares.

Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the weighted-average exercise price of the share options outstanding under the 2025 Option Plan, based on an exchange rate on November 12, 2026 of CHF 1=USD 1.20 as published in the Wall Street Journal on November 12, 2026.

Rounded up to the nearest cent.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares reserved for issuance under the vVARDIS Holding AG 2024 Equity Incentive Plan (the "2024 Equity Incentive Plan")
Amount Registered | shares	1,540,539
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 27,729,702.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,412.48
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional Class A Ordinary Shares that become issuable under the 2024 Equity Incentive Plan by reason of any share dividend, share split, recapitalization or other similar transaction affecting the Class A Ordinary Shares.

Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price per share of the Registrant’s initial public offering.

Rounded up to the nearest cent.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares reserved for issuance under the vVARDIS Holding AG 2026 Equity Incentive Plan (the "2026 Equity Incentive Plan")
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 45,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,915.00
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional Class A Ordinary Shares that become issuable under the 2026 Equity Incentive Plan by reason of any share dividend, share split, recapitalization or other similar transaction affecting the Class A Ordinary Shares.

Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price per share of the Registrant’s initial public offering.

Rounded up to the nearest cent.